Taxation - Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance for credit loss		$ 11,572	$ 213,390
Inventories write-down		53,257	37,746
Lease Liabilities		1,275
Net operating loss carry forwards		1,094,845	78,210
Deferred tax assets, gross		1,160,949	329,346
Less: valuation allowance		(1,160,949)	(78,210)
Deferred tax assets, net			251,136
Deferred tax liabilities:
Right-of-use assets		1,303
Depreciation	[1]		138,220
Deferred tax liabilities		1,303	138,220
Net deferred tax asset:		$ (1,303)	$ 112,916

[1]	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.